Annual Total Returns[BarChart] - INVESCO EQUALLY-WEIGHTED S&P 500 FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.63%)	16.97%	35.33%	13.75%	(2.73%)	14.11%	18.26%	(8.10%)	28.61%	12.34%